Subsequent event	12 Months Ended
Dec. 31, 2021
Subsequent event
Subsequent event

24. Subsequent event

The Group has performed an evaluation of subsequent events through the date of this report, which is the date the financial statements were issued, no material events or transactions needing recognition or disclosure found.